Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of Plan
1.
Description of Plan

The following description of the Urban Outfitters, Inc. 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan documents for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution 401(k) plan covering substantially all employees of Urban Outfitters, Inc. (the “Company”) that have attained age 18. Effective March 3, 2025, eligible employees are able to participate in the Plan upon completing one month of service. Prior to March 3, 2025, eligible employees were able to participate in the Plan upon completing three months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The Plan is administered by a committee consisting of members appointed by the board of directors of the Company and the Plan’s assets are managed by Fidelity Management Trust Company (“Fidelity”), the recordkeeper and custodian. State Street Global Advisors has been retained to serve as Independent Fiduciary for Urban Outfitters, Inc. common stock.

Contributions

Subject to certain limitations as outlined in the Plan documents, participants may elect to contribute from 1% to 25% of their eligible compensation, as defined, to the Plan. The Plan permits participants to make both pre-tax and certain after-tax (Roth) deferral contribution amounts. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan.

The Company may make matching contributions (allocated based on participant contributions for the year) and additional discretionary contributions (allocated based on participant compensation) to the Plan. To be eligible for employer contributions, a participant must have completed 12 months of continuous service. For the year ended December 31, 2025, the Company made matching contributions equal to 50% of the first 6% of an employee’s compensation deferred under the Plan. No additional discretionary contributions were made.

Rollovers

Rollovers represent transfers of account balances of certain participant contributions into certain investments of the Plan from other qualified plans or individual retirement accounts. The Plan does not accept rollovers of after-tax employee contributions. The Plan accepts rollovers of designated Roth contributions.

Participant Accounts

Each participant’s account is credited with the participant’s elective and rollover contributions, the Company’s contributions and an allocation of plan investment earnings (losses), and charged with withdrawals, distributions and fees. Participant accounts are charged quarterly with an allocation of administrative expenses that are paid by the Plan. Participant administrative expenses are based on a fixed flat fee. Allocations are based on account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Except as limited by the Company’s Insider Trading Policy and applicable laws, participants may change their investment options at any time.

Vesting

Participants are immediately vested in their contributions plus or minus actual earnings or losses thereon. Vesting in the Company’s contributions is graded over five years of credited service. Participants become 100% vested if separated from service due to retirement, death or disability.

Forfeitures

Participants forfeit non-vested Company contributions if their employment is terminated. Forfeited non-vested Company contributions are used first to pay administrative expenses of the Plan and then to reduce the Company’s contributions. As of December 31, 2025 and 2024, the Plan had forfeitures of approximately $1,000 and $2,000, respectively, available to pay administrative expenses or reduce future Company contributions. Forfeitures of approximately $631,000 were used to pay both administrative expenses and reduce Company contributions of the Plan for the year ended December 31, 2025.

Notes Receivable from Participants

Participants may borrow from their vested accounts up to a maximum equal to the lesser of $50,000 or 50% of the value of the participant’s vested interest in their account. Loan terms range from one to five years, or up to fifteen years for the purchase of a residence. The loans are collateralized by the balance in the participant’s account and bear interest at the prime rate plus a fixed rate of 1% upon loan origination. Principal and interest are paid ratably through payroll deductions. Participants may only have one loan outstanding at a given time. A participant with an existing loan may not apply for another loan until 10 calendar days following the date that the existing loan is paid in full.

Payment of Benefits

A participant who separates from service before retirement, death or disability may request early payment of their vested benefits. Benefits are paid as soon as administratively feasible following the date on which a distribution is requested.

Separated participants may request an in-kind distribution of the portion of their vested account invested in Urban Outfitters, Inc. common stock.

Participants, upon attainment of age 59 1⁄2, may elect to receive in-service distributions. Financial hardship withdrawals are permitted with self-certification of financial hardship by the participant in accordance with the SECURE 2.0 Act.

Funding Policy

The Company remits employee deferral and Company matching contributions to the Plan on a bi-weekly basis.